CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary	Additional paid in capital	Accumulated earnings (deficit)	Accumulated other comprehensive income	Comprehensive income
Beginning Balance at Dec. 31, 2008	$ 230,876	$ 10,588	$ 324,629	$ (121,505)	$ 17,164
Beginning Balance (in shares) at Dec. 31, 2008		529,385,590
Cancellation of ordinary shares held in escrow in connection with acquisition (in shares)		(4,120,526)
Cancellation of ordinary shares held in escrow in connection with acquisition	(15,172)	(82)	(15,090)
Issuance of ordinary shares pursuant to share option plan (in shares)		25,344,192
Issuance of ordinary shares pursuant to share option plan	1,419	506	913
Share-based compensation expense	10,220		10,220
Cumulative translation adjustment	(84)				(84)	(84)
Net income	52,874			52,874		52,874
Ending Balance at Dec. 31, 2009	280,133	11,012	320,672	(68,631)	17,080	52,790
Ending Balance (in shares) at Dec. 31, 2009		550,609,256
Issuance of ordinary shares pursuant to share option plan (in shares)		10,362,824
Issuance of ordinary shares pursuant to share option plan	2,363	207	2,156
Share-based compensation expense	10,085		10,085
Cumulative translation adjustment	9,438				9,438	9,438
Net income	90,811			90,811		90,811
Ending Balance at Dec. 31, 2010	392,830	11,219	332,913	22,180	26,518	100,249
Ending Balance (in shares) at Dec. 31, 2010		560,972,080
Issuance of ordinary shares pursuant to share option plan (in shares)	3,751,360	9,517,272
Issuance of ordinary shares pursuant to share option plan	1,637	191	1,446
Share-based compensation expense	11,473		11,473
Cumulative translation adjustment	18,807				18,807	18,807
Net income	80,979			80,979		80,979
Ending Balance at Dec. 31, 2011	$ 505,726	$ 11,410	$ 345,832	$ 103,159	$ 45,325	$ 99,786
Ending Balance (in shares) at Dec. 31, 2011		570,489,352